Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The Dodd-Frank Wall Street Reform Act and Consumer Protection Act and the compensation disclosure rules of the SEC require us to disclose the following information regarding “compensation actually paid” to our named executive officers and certain financial performance measures. The dollar amounts for “compensation actually paid” (or “CAP”) are calculated in accordance with Item 402(v) of Regulation S-K. For information on our compensation policies and decisions regarding compensation paid to our named executive officers, including how we align executive compensation with Company performance, see the “Compensation Discussion and Analysis” section above.

Average
Summary
			Compensation	Average
			Table	Compensation	Value of Fixed $100
	Summary	Compensation	Total	Actually Paid	Investment Based on:
	Compensation	Actually	for Non-PEO	to Non-PEO		Peer Group		Diluted
	Table Total	Paid to	Named Executive	Named Executive	Total	Total		Adjusted
	For PEO	PEO	Officers	Officers	Shareholder	Shareholder	Net	Earnings
	($)	($)	($)	($)	Return	Return	Income	Per Share
Year	(b)(1)	(c)(1)	(d)(2)(6)	(e) (2)	(f) (3)	(g)(3)	(h)(4)	(i)(5)

2025	$4,039,647	$4,715,744	$2,099,420	$1,954,060	$136.13	$211.25	$8,059	$0.91
2024	$3,988,958	$10,951,495	$2,132,884	$2,024,982	$182.25	$232.43	$15,709	$1.10
2023	$5,641,698	$3,173,747	$1,809,663	$1,809,119	$159.91	$211.89	$15,183	$1.12

(1)
Mr. Hough was the PEO for all three years in the table. As shown in the table below, Compensation Actually Paid (“CAP”) to the PEO for each year in the table was calculated by starting with the Summary Compensation Table (“SCT”) total compensation for the PEO, deducting the date of grant fair value of stock awards and stock options shown in the SCT, and adding (or subtracting) (i) the fair value of stock awards and stock options that were granted in the year and remained outstanding and unvested at the end of the year; (ii) the change in fair value of stock awards that were granted in prior years and still outstanding and unvested at the end of each respective year; (iii) the change in fair value of stock awards that were granted in prior years and vested during each respective year; (iv) the dollar value of distributions payable on stock awards during each respective year; and (v) the dollar value of stock awards forfeited in each respective year. During the years shown in the table, no awards were granted and vested in the same year.

Value
				Change in		of
			Fair Value	Fair Value	Change in	Distributions
		Date of Grant	of Stock Awards	of Stock Awards	Fair Value	Paid	Value
		Fair Value	Granted to PEO	Granted to PEO	of Stock Awards	to PEO	of
	Summary	of All	in Current Year	in Prior Years	Granted to PEO	on Unvested	Stock Awards	Compensation
	Compensation	Stock Awards	and Outstanding	and Outstanding	in Prior Years	Stock Awards	Forfeited	Actually
	Table Total	to	as of	as of	and Vested	in	in	Paid to
	For PEO	PEO	December 31	December 31	in Current	Current	Current	PEO
	($)	($)	($)	($)	Year	Year	Year	$
Year	(b)(1)	(c)(1)	(d)(1)(6)	(e) (1)	(f) (1)	(g)(1)	(h)(1)	(i)(1)

2025	$4,039,647	$(1,600,000)	$7,739,016	$(3,882,974)	$(1,709,931)	$129,985	$-	$4,715,744
2024	$3,988,958	$(1,500,000)	$5,768,189	$4,677,331	$(1,283,744)	$183,952	$(883,190)	$10,951,495
2023	$5,641,698	$(1,500,000)	$1,402,636	$(890,515)	$(1,576,205)	$96,133	$-	$3,173,747

(2)
For 2025 and 2024, Messrs. Gerard, Campbell, Gray and Arpano were the Non-PEO Named Executive Officers (“NEOs”). For 2023, Messrs. Gerard, Campbell, Messina and Gray were the Non-PEO NEOs. As shown in the table below, CAP for the Non-PEO NEOs for each year in the table was calculated by starting with the average SCT total compensation for the Non-PEO NEOs, deducting the average date of grant fair value of stock awards and stock options shown in the SCT, and adding (or subtracting) (i) the average fair value of stock awards and stock options that were granted in the year and remained outstanding and unvested at the end of the year; (ii) the average change in fair value of stock awards that were granted in prior years and still outstanding and unvested at the end of each respective year; (iii) the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and (iv) the average dollar value of distributions payable on stock awards during each respective year. During the years shown in the table, no awards were granted and vested in the same year, or were forfeited.

				Change in		Average
				Average		Value
			Average	Fair Value	Change in	of
			Fair Value	of Stock Awards	Average	Distributions
		Date of Grant	of Stock Awards	Granted to	Fair Value	Paid
	Average	Average Fair Value	Granted to Non-PEO	Non-PEO	of Stock Awards	to Non-PEO	Average
	Summary	of All	Named Executive	Named Executive	Granted to Non-PEO	Named Executive	Compensation
	Compensation	Stock Awards	Officers	Officers	Named Executive	Officers	Actually
	Table Total	to	in Current Year	in Prior Years	Officers	on Unvested	Paid to
	For Non-PEO	Non-PEO	and Outstanding	and Outstanding	in Prior Years	Stock Awards	Non-PEO
	Named Executive	Named Executive	as of	as of	and Vested	in	Named Executive
	Officers	Officers	December 31	December 31	in Current	Current	Officers
	($)	($)	($)	($)	Year	Year	$
Year	(b)(2)	(c)(2)	(d)(2)(6)	(e) (2)	(f) (2)	(g)(2)	(h)(2)

2025	$2,099,420	$(39,538)	$41,476	$(116,420)	$(41,374)	$10,494	$1,954,060
2024	$2,132,884	$(72,416)	$90,902	$(56,492)	$(82,592)	$12,696	$2,024,982
2023	$1,809,663	$(20,000)	$63,526	$13,592	$(62,552)	$4,891	$1,809,119

(3)
See “Performance Graph” as disclosed in the “Compensation Discussion and Analysis” section above.
(4)
Net income for 2025, 2024 and 2023 included GAAP fair value adjustments to various contingent purchase price consideration arrangements of $0, 12,000, and $22,000, respectively. Net income for 2023 included a non-recurring variable compensation payment of $1,667,350 paid to Mr. Hough related to the difference between the number of non-qualified stock options granted to Mr. Hough as determined in prior years using the Black-Scholes method inclusive and exclusive of the expected annual dividend yield input.
(5)
See “Appendix A - Non-GAAP Financial Information and Reconciliations” to this 2026 Proxy Statement.
(6)
Fair value of stock awards and stock options included in Compensation Actually paid to the PEO and Average Compensation paid to the NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2025 as filed with the Securities and Exchange Commission on March 16, 2026 and this proxy statement. Any changes to stock award and stock option fair values from the grant date (for current year grants) and from prior year-end (for prior year grants) are based on the Company’s updated stock price at the respective measurement dates.

Company Selected Measure Name	Diluted Adjusted Earnings Per Share
Named Executive Officers, Footnote	Mr. Hough was the PEO for all three years in the table.For 2025 and 2024, Messrs. Gerard, Campbell, Gray and Arpano were the Non-PEO Named Executive Officers (“NEOs”).
PEO Total Compensation Amount	$ 4,039,647	$ 3,988,958	$ 5,641,698
PEO Actually Paid Compensation Amount	$ 4,715,744	10,951,495	3,173,747
Adjustment To PEO Compensation, Footnote
(1)
Mr. Hough was the PEO for all three years in the table. As shown in the table below, Compensation Actually Paid (“CAP”) to the PEO for each year in the table was calculated by starting with the Summary Compensation Table (“SCT”) total compensation for the PEO, deducting the date of grant fair value of stock awards and stock options shown in the SCT, and adding (or subtracting) (i) the fair value of stock awards and stock options that were granted in the year and remained outstanding and unvested at the end of the year; (ii) the change in fair value of stock awards that were granted in prior years and still outstanding and unvested at the end of each respective year; (iii) the change in fair value of stock awards that were granted in prior years and vested during each respective year; (iv) the dollar value of distributions payable on stock awards during each respective year; and (v) the dollar value of stock awards forfeited in each respective year. During the years shown in the table, no awards were granted and vested in the same year.

Value
				Change in		of
			Fair Value	Fair Value	Change in	Distributions
		Date of Grant	of Stock Awards	of Stock Awards	Fair Value	Paid	Value
		Fair Value	Granted to PEO	Granted to PEO	of Stock Awards	to PEO	of
	Summary	of All	in Current Year	in Prior Years	Granted to PEO	on Unvested	Stock Awards	Compensation
	Compensation	Stock Awards	and Outstanding	and Outstanding	in Prior Years	Stock Awards	Forfeited	Actually
	Table Total	to	as of	as of	and Vested	in	in	Paid to
	For PEO	PEO	December 31	December 31	in Current	Current	Current	PEO
	($)	($)	($)	($)	Year	Year	Year	$
Year	(b)(1)	(c)(1)	(d)(1)(6)	(e) (1)	(f) (1)	(g)(1)	(h)(1)	(i)(1)

2025	$4,039,647	$(1,600,000)	$7,739,016	$(3,882,974)	$(1,709,931)	$129,985	$-	$4,715,744
2024	$3,988,958	$(1,500,000)	$5,768,189	$4,677,331	$(1,283,744)	$183,952	$(883,190)	$10,951,495
2023	$5,641,698	$(1,500,000)	$1,402,636	$(890,515)	$(1,576,205)	$96,133	$-	$3,173,747

Non-PEO NEO Average Total Compensation Amount	$ 2,099,420	2,132,884	1,809,663
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,954,060	2,024,982	1,809,119
Adjustment to Non-PEO NEO Compensation Footnote
(2)
For 2025 and 2024, Messrs. Gerard, Campbell, Gray and Arpano were the Non-PEO Named Executive Officers (“NEOs”). For 2023, Messrs. Gerard, Campbell, Messina and Gray were the Non-PEO NEOs. As shown in the table below, CAP for the Non-PEO NEOs for each year in the table was calculated by starting with the average SCT total compensation for the Non-PEO NEOs, deducting the average date of grant fair value of stock awards and stock options shown in the SCT, and adding (or subtracting) (i) the average fair value of stock awards and stock options that were granted in the year and remained outstanding and unvested at the end of the year; (ii) the average change in fair value of stock awards that were granted in prior years and still outstanding and unvested at the end of each respective year; (iii) the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and (iv) the average dollar value of distributions payable on stock awards during each respective year. During the years shown in the table, no awards were granted and vested in the same year, or were forfeited.

				Change in		Average
				Average		Value
			Average	Fair Value	Change in	of
			Fair Value	of Stock Awards	Average	Distributions
		Date of Grant	of Stock Awards	Granted to	Fair Value	Paid
	Average	Average Fair Value	Granted to Non-PEO	Non-PEO	of Stock Awards	to Non-PEO	Average
	Summary	of All	Named Executive	Named Executive	Granted to Non-PEO	Named Executive	Compensation
	Compensation	Stock Awards	Officers	Officers	Named Executive	Officers	Actually
	Table Total	to	in Current Year	in Prior Years	Officers	on Unvested	Paid to
	For Non-PEO	Non-PEO	and Outstanding	and Outstanding	in Prior Years	Stock Awards	Non-PEO
	Named Executive	Named Executive	as of	as of	and Vested	in	Named Executive
	Officers	Officers	December 31	December 31	in Current	Current	Officers
	($)	($)	($)	($)	Year	Year	$
Year	(b)(2)	(c)(2)	(d)(2)(6)	(e) (2)	(f) (2)	(g)(2)	(h)(2)

2025	$2,099,420	$(39,538)	$41,476	$(116,420)	$(41,374)	$10,494	$1,954,060
2024	$2,132,884	$(72,416)	$90,902	$(56,492)	$(82,592)	$12,696	$2,024,982
2023	$1,809,663	$(20,000)	$63,526	$13,592	$(62,552)	$4,891	$1,809,119

Tabular List, Table

Some of the objective criteria the Committee routinely considers when determining compensation for the CEO and in reviewing compensation being paid to the named executive officers includes but is not limited to the following:

•
Adjusted Diluted Earnings per Share[1];
•
Revenue;
•
Adjusted EBITDA[1];
•
Adjusted EBITDA %[1];
•
Discretionary assets under management

Total Shareholder Return Amount	$ 136.13	182.25	159.91
Peer Group Total Shareholder Return Amount	211.25	232.43	211.89
Net Income (Loss)	$ 8,059,000	$ 15,709,000	$ 15,183,000
Company Selected Measure Amount	0.91	1.1	1.12
PEO Name	Mr. Hough	Mr. Hough	Mr. Hough
Non Peo Name	Messrs. Gerard, Campbell, Gray and Arpano	Messrs. Gerard, Campbell, Gray and Arpano	Messrs. Gerard, Campbell, Messina and Gray
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Diluted Earnings per Share1
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA1
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted EBITDA %1
Measure:: 5
Pay vs Performance Disclosure
Name	Discretionary assets under management
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,600,000)	$ (1,500,000)	$ (1,500,000)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,739,016	5,768,189	1,402,636
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,882,974)	4,677,331	(890,515)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,709,931)	(1,283,744)	(1,576,205)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(883,190)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,985	183,952	96,133
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,538)	(72,416)	(20,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	41,476	90,902	63,526
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(116,420)	(56,492)	13,592
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(41,374)	(82,592)	(62,552)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,494	$ 12,696	$ 4,891